UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009
                                               ----------------

Check here if Amendment [ ]; Amendment Number: -------------
  This Amendment (Check only one.):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ALLSTATE PENSION PLAN
          ------------------------------------------
Address:  3075 SANDERS ROAD, SUITE G4A
          ------------------------------------------
          NORTHBROOK, IL.  60062-7127
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:   28-05674

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PAUL SCHUTT
         -----------------------------------------------
Title:   ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
         -----------------------------------------------
Phone:   847-402-5169
         -----------------------------------------------


Signature, Place, and Date of Signing:

    /s/ PAUL SCHUTT                  NORTHBROOK,IL.          08/12/09
-------------------------     --------------------------   --------------
     [Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:               ONE
                                          ----------------------

Form 13F Information Table Entry Total:          113
                                          ----------------------

Form 13F Information Table Value Total:    92,538 (THOUSAND)
                                          ----------------------
Number of Other Included Managers:


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number          Name

1        028-04302                     ALLSTATE INVESTMENT MANAGEMENT COMPANY

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE PENSION PLAN

                                     TITLE OF                 VALUE         SHARES/   SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS        CUSIP     (x1000)        PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
-----------------------              --------    ---------   --------       -------   --- ----  ------- --------  ----- ------  ----
3M COMPANY                           COMMON      88579Y101    564           9,380     SH        DEFINED   1       X
ABBOTT LABS                          COMMON      002824100    865          18,399     SH        DEFINED   1       X
ACCENTURE LTD                        COMMON
                                     FOREIGN     G1150G111    240           7,171     SH        DEFINED   1       X
ACE LIMITED                          COMMON
                                     FOREIGN     H0023R105    383           8,651     SH        DEFINED   1       X
AETNA INC.                           COMMON      00817Y108    403          16,101     SH        DEFINED   1       X
ALTRIA GROUP  INC.                   COMMON      02209S103    546          33,327     SH        DEFINED   1       X
AMAZON CORP.                         COMMON      023135106    357           4,273     SH        DEFINED   1       X
AMGEN INC                            COMMON      031162100    658          12,422     SH        DEFINED   1       X
ANADARKO PETROLEUM                   COMMON      032511107    682          15,024     SH        DEFINED   1       X
APACHE CORP.                         COMMON      037411105    551           7,638     SH        DEFINED   1       X
APPLE INC.                           COMMON      037833100  1,503          10,556     SH        DEFINED   1       X
APPLIED MATERIALS INC                COMMON      038222105    113          10,266     SH        DEFINED   1       X
ARCHER-DANIELS-MIDL                  COMMON      039483102    438          16,354     SH        DEFINED   1       X
AT&T INC                             COMMON      00206R102  1,961          78,948     SH        DEFINED   1       X
AUTOMATIC DATA PROC                  COMMON      053015103    211           5,958     SH        DEFINED   1       X
BAKER HUGHES                         COMMON      057224107    217           5,947     SH        DEFINED   1       X
BAXTER INTERNATIONA                  COMMON      071813109    384           7,251     SH        DEFINED   1       X
BB&T CORPORATION                     COMMON      054937107    206           9,389     SH        DEFINED   1       X
BERKSHIRE HATHAWAY INC - CL B        COMMON      084670207    368             127     SH        DEFINED   1       X
BRISTOL-MYERS SQUIBB CO              COMMON      110122108    689          33,905     SH        DEFINED   1       X
CELGENE CORP.                        COMMON      151020104    262           5,486     SH        DEFINED   1       X
CHARLES SCHWAB                       COMMON      808513105    204          11,633     SH        DEFINED   1       X
CHEVRON CORP.                        COMMON      166764100  2,316          34,955     SH        DEFINED   1       X
CIGNA CORP                           COMMON      125509109    207           8,587     SH        DEFINED   1       X
CISCO SYSTEMS                        COMMON      17275R102  1,309          70,228     SH        DEFINED   1       X
CME GROUP INC.                       COMMON      12572Q105    237             762     SH        DEFINED   1       X
COCA COLA CO.                        COMMON      191216100  1,244          25,919     SH        DEFINED   1       X
COLGATE-PALMOLIVE                    COMMON      194162103    426           6,026     SH        DEFINED   1       X
COMCAST CORP.                        COMMON      20030N101    220          15,165     SH        DEFINED   1       X
CONOCOPHILLIPS                       COMMON      20825C104  1,007          23,953     SH        DEFINED   1       X
CORNING INC                          COMMON      219350105    319          19,891     SH        DEFINED   1       X
COSTCO WHS L CORP                    COMMON      22160K105    237           5,181     SH        DEFINED   1       X
COVIDIEN PLC                         COMMON      G2554F105    479          12,799     SH        DEFINED   1       X
CVS CAREMARK CORP.                   COMMON      126650100  1,145          35,921     SH        DEFINED   1       X
DANAHER CORP.                        COMMON      235851102    200           3,247     SH        DEFINED   1       X
DEERE & CO.                          COMMON      244199105    365           9,148     SH        DEFINED   1       X
DELL INC                             COMMON      24702R101    308          22,443     SH        DEFINED   1       X
DEVON ENERGY CORP.                   COMMON      25179M103    513           9,416     SH        DEFINED   1       X
DU PONT (E.I.)                       COMMON      263534109    660          25,746     SH        DEFINED   1       X
EBAY INC                             COMMON      278642103    241          14,090     SH        DEFINED   1       X
EMC CORP.                            COMMON      268648102    335          25,568     SH        DEFINED   1       X
ENTERGY CORP NEW COM                 COMMON      29364G103    404           5,208     SH        DEFINED   1       X
EXELON CORP.                         COMMON      30161N101    496           9,680     SH        DEFINED   1       X
EXXON MOBIL CORP.                    COMMON      30231G102  5,270          75,386     SH        DEFINED   1       X
FIRSTENERGY CORP                     COMMON      337932107    314           8,111     SH        DEFINED   1       X
FREEPORT-MCMORAN CP                  COMMON      35671D857  1,005          20,060     SH        DEFINED   1       X
GENERAL MILLS                        COMMON      370334104    208           3,706     SH        DEFINED   1       X
GILEAD SCIENCES                      COMMON      375558103    506          10,806     SH        DEFINED   1       X
GOOGLE INC.                          COMMON      38259P508  1,207           2,863     SH        DEFINED   1       X
HALLIBURTON CO.                      COMMON      406216101    316          15,250     SH        DEFINED   1       X
HEWLETT-PACKARD                      COMMON      428236103  1,103          28,550     SH        DEFINED   1       X
HOME DEPOT INC                       COMMON      437076102    919          38,872     SH        DEFINED   1       X
INTEL CORP.                          COMMON      458140100  1,276          77,127     SH        DEFINED   1       X
INTERNATIONAL BUS.                   COMMON      459200101  1,660          15,898     SH        DEFINED   1       X
JC PENNEY INC                        COMMON      708160106    245           8,536     SH        DEFINED   1       X
JOHNSON & JOHNSON                    COMMON      478160104  2,123          37,368     SH        DEFINED   1       X
JPMORGAN CHASE & COMPANY             COMMON      46625H100  1,671          48,975     SH        DEFINED   1       X
KRAFT FOODS INC-A                    COMMON      50075N104    798          31,489     SH        DEFINED   1       X
LILLY ELI & CO COM                   COMMON      532457108    511          14,747     SH        DEFINED   1       X
LOCKHEED MARTIN COR                  COMMON      539830109    325           4,026     SH        DEFINED   1       X
LORILLARD INC                        COMMON      544147101    261           3,854     SH        DEFINED   1       X
LOWE'S COS.                          COMMON      548661107    340          17,513     SH        DEFINED   1       X
MARATHON OIL CORP.                   COMMON      565849106    283           9,407     SH        DEFINED   1       X
MAXIM INTEGRATED PRODUCTS            COMMON      57772K101    273          17,385     SH        DEFINED   1       X
MCDONALD'S CORP.                     COMMON      580135101    762          13,261     SH        DEFINED   1       X
MEDCO HEALTH SOLUTI                  COMMON      58405U102    267           5,848     SH        DEFINED   1       X
MEDTRONIC INC.                       COMMON      585055106    465          13,320     SH        DEFINED   1       X
MELLON BANK CORP.                    COMMON      064058100    527          17,968     SH        DEFINED   1       X
MERCK & CO.                          COMMON      589331107    970          34,680     SH        DEFINED   1       X
MICROSOFT CORP.                      COMMON      594918104  2,278          95,853     SH        DEFINED   1       X
MONSANTO CO.                         COMMON      61166W101    485           6,520     SH        DEFINED   1       X
NABORS INDUSTRIES L                  COMMON      G6359F103    170          10,940     SH        DEFINED   1       X
NEWFIELD EXPLORATION CORP            COMMON      651290108    223           6,825     SH        DEFINED   1       X
NEWMONT MNG CORP                     COMMON      651639106    231           5,659     SH        DEFINED   1       X
NIKE INC.                            COMMON      654106103    226           4,365     SH        DEFINED   1       X
NORTHROP GRUMMAN CORP                COMMON      666807102    249           5,458     SH        DEFINED   1       X
OCCIDENTAL PETROLEU                  COMMON      674599105    846          12,850     SH        DEFINED   1       X
ORACLE CORP.                         COMMON      68389X105  1,045          48,786     SH        DEFINED   1       X
PEPSICO INC.                         COMMON      713448108  1,018          18,519     SH        DEFINED   1       X
PFIZER INC                           COMMON      717081103  1,178          78,521     SH        DEFINED   1       X
PHILIP MORRIS INTL ORD SHR           COMMON      718172109  1,040          23,843     SH        DEFINED   1       X
PNC FINL SVCS GROUP INC              COMMON      693475105    308           7,932     SH        DEFINED   1       X
PRAXAIR  INC.                        COMMON      74005P104    260           3,660     SH        DEFINED   1       X
PROCTER & GAMBLE                     COMMON      742718109  1,968          38,521     SH        DEFINED   1       X
QUALCOMM INC.                        COMMON      747525103    886          19,599     SH        DEFINED   1       X
QUESTAR CORP.                        COMMON      748356102    450          14,476     SH        DEFINED   1       X
QUICKSILVER RESOURCES INC            COMMON      74837R104    142          15,325     SH        DEFINED   1       X
RANGE RESOURCES COR                  COMMON      75281A109    213           5,155     SH        DEFINED   1       X
RAYTHEON CO COM NEW                  COMMON      755111507    212           4,772     SH        DEFINED   1       X
SCHERING PLOUGH CORP                 COMMON      806605101    486          19,359     SH        DEFINED   1       X
SCHLUMBERGER LTD.                    COMMON      806857108    768          14,202     SH        DEFINED   1       X
SPDR KBW BANK ETF                    COMMON      78464A797    871          48,266     SH        DEFINED   1       X
SPDR S&P DEP RCPT TRADES AND QUOTE   COMMON      78462F103  6,729          73,204     SH        DEFINED   1       X
TARGET CORP.                         COMMON      87612E106    334           8,452     SH        DEFINED   1       X
TEXAS INSTRUMENTS                    COMMON      882508104    210           9,853     SH        DEFINED   1       X
TJX COMPANIES INC.                   COMMON      872540109    850          27,028     SH        DEFINED   1       X
TRANSOCEAN INC                       COMMON      H8817H100    945          12,718     SH        DEFINED   1       X
TRAVELERS COMPANIES INC              COMMON      89417E109    601          14,649     SH        DEFINED   1       X
U.S. BANCORP                         COMMON      902973304    598          33,386     SH        DEFINED   1       X
UNION PAC CORP                       COMMON      907818108    310           5,946     SH        DEFINED   1       X
UNITED PARCEL SERVI                  COMMON      911312106    402           8,033     SH        DEFINED   1       X
UNITED TECHNOLOGIES                  COMMON      913017109    760          14,625     SH        DEFINED   1       X
VANGUARD LARGE CAP ETF               COMMON      922908637  4,231         101,416     SH        DEFINED   1       X
VANGUARD SMALLCAP GRWTH ETF          COMMON      922908595  6,109         127,274     SH        DEFINED   1       X
VERIZON COMMUNICATIONS               COMMON      92343V104  1,130          36,783     SH        DEFINED   1       X
VISA INC                             COMMON      92826C839    335           5,379     SH        DEFINED   1       X
WALGREEN CO                          COMMON      931422109    344          11,705     SH        DEFINED   1       X
WAL-MART STORES                      COMMON      931142103  1,353          27,932     SH        DEFINED   1       X
WEATHERFORD INTERNATIONAL LTD        COMMON      H27013103    384          19,607     SH        DEFINED   1       X
WELLS FARGO & CO                     COMMON      949746101  1,439          59,300     SH        DEFINED   1       X
WYETH                                COMMON      983024100    885          19,494     SH        DEFINED   1       X
XTO ENERGY INC.                      COMMON      98385X106    713          18,685     SH        DEFINED   1       X
YAHOO INC                            COMMON      984332106    244          15,613     SH        DEFINED   1       X

"STOCK"                                             113    92,538       2,447,633
REPORT TOTALS                                       113    92,538       2,447,633